Document And Entity Information	Aug. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2021
Entity Registrant Name	Xometry, Inc.
Entity Central Index Key	0001657573
Entity Emerging Growth Company	true
Entity File Number	001-40546
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	32-0415449
Entity Address, Address Line One	7529 Standish Place, Suite 200
Entity Address, City or Town	Derwood
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20855
City Area Code	240
Local Phone Number	335-7914
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A Common Stock, $0.000001 par value per share
Trading Symbol	XMTR
Security Exchange Name	NASDAQ